Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date		rr_ProspectusDate	Aug. 12, 2015
I Class Shares | T. Rowe Price Overseas Stock Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	T. Rowe Price Overseas Stock Fund—I Class SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s I Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 8.0% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among developed and, to a lesser extent, emerging countries throughout the world. The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in non-U.S. stocks and at least 65% of its net assets in stocks of large-cap companies. The fund relies on MSCI Barra to determine whether a holding is a non-U.S. stock.

The fund takes a core approach to investing, which provides some exposure to both growth and value styles of investing. The fund relies on a global research team to search for particularly promising stocks throughout developed and, to a lesser extent, emerging markets. Securities will be selected that in our view have the most favorable combination of company fundamentals and valuation.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:
  attractive business niche with potential for earnings growth;
  attractive valuation relative to the company’s peers or its own historical norm;
  barriers to entry in its business;
  seasoned management;
  healthy balance sheet; and
  potential to grow dividends or conduct share repurchases.
			The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

			Investment style risk Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. Because the fund holds stocks with both growth and value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.
Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Overseas Stock Fund—I Class incepted on August 28, 2015, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Overseas Stock Fund (“Investor Class”). Because the Overseas Stock Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the Overseas Stock Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

			Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Overseas Stock Fund—I Class incepted on August 28, 2015, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Bar Chart [Heading]		rr_BarChartHeading	Overseas Stock Fund Calendar Year Returns
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	26.79%
Worst Quarter	12/31/08	-21.65%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Overseas Stock Fund (“Investor Class”).
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
I Class Shares | T. Rowe Price Overseas Stock Fund | T. Rowe Price Overseas Stock Fund-I Class
Risk/Return:		rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		rr_RedemptionFeeOverRedemption	2.00%
Management fees		rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.67%
1 year		rr_ExpenseExampleYear01	$ 68
3 years		rr_ExpenseExampleYear03	214
5 years		rr_ExpenseExampleYear05	373
10 years		rr_ExpenseExampleYear10	$ 835
I Class Shares | T. Rowe Price Overseas Stock Fund | T. Rowe Price Overseas Stock Fund
Risk/Return:		rr_RiskReturnAbstract
2007		rr_AnnualReturn2007	9.43%
2008		rr_AnnualReturn2008	(45.06%)
2009		rr_AnnualReturn2009	36.70%
2010		rr_AnnualReturn2010	10.57%
2011		rr_AnnualReturn2011	(10.12%)
2012		rr_AnnualReturn2012	18.59%
2013		rr_AnnualReturn2013	21.75%
2014		rr_AnnualReturn2014	(4.49%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	26.79%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.65%)
1 Year		rr_AverageAnnualReturnYear01	(4.49%)
5 Years		rr_AverageAnnualReturnYear05	6.51%
Since inception		rr_AverageAnnualReturnSinceInception	1.50%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
I Class Shares | T. Rowe Price Overseas Stock Fund | Returns after taxes on distributions | T. Rowe Price Overseas Stock Fund
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(5.11%)
5 Years		rr_AverageAnnualReturnYear05	6.09%
Since inception		rr_AverageAnnualReturnSinceInception	1.19%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
I Class Shares | T. Rowe Price Overseas Stock Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Overseas Stock Fund
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.01%)
5 Years		rr_AverageAnnualReturnYear05	5.18%
Since inception		rr_AverageAnnualReturnSinceInception	1.28%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
I Class Shares | T. Rowe Price Overseas Stock Fund | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Since inception		rr_AverageAnnualReturnSinceInception	1.39%
I Class Shares | T. Rowe Price Overseas Stock Fund | Lipper International Large-Cap Core Funds Average
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.82%)
5 Years		rr_AverageAnnualReturnYear05	4.89%
Since inception	[1]	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2006

[1]	Returns as of 12/31/06.